SEGMENT REPORTING - Summary of Operating Segments (Income Statement) (Detail) - ARS ($) $ in Thousands	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Disclosure of operating segments [line items]
Net Income from Interest	$ 1,069,115,100	$ 2,146,275,510
Net Fee Income	361,734,765	253,515,330
Net Income from Financial Instruments measured at Fair Value through Profit or Loss	220,354,146	198,390,907
Income from Derecognition of Assets Measured at Amortized Cost	29,478,025	136,270,144
Exchange Rate Differences on Foreign Currency	16,068,427	57,180,396
Other Operating Income	165,893,041	145,884,250
Insurance Business Result	27,870,042	19,042,584
Impairment Charge	(400,748,571)	(143,810,165)
Personnel Expenses	(234,175,649)	(203,273,193)
Administrative Expenses	(266,553,714)	(186,539,038)
Depreciation of Assets	(62,026,531)	(45,722,955)
Other Operating Expenses	(296,540,074)	(505,007,561)
Loss on Net Monetary Position	(391,513,430)	(1,283,845,895)
Operating Income	238,955,577	588,360,314
Share of Profit from Associates and Joint Ventures	(3,742,554)	(2,186,502)
Income before Taxes on Continuing Operations	235,213,023	586,173,812
Income Tax on Continuing Operations	(72,585,210)	(200,281,111)
Net Income from Continuing Operations	162,627,813	385,892,701
Net Income for The Period	162,627,813	385,892,701
Other Comprehensive Income (Loss)	(99,624,447)	(405,387)
Total Comprehensive Income Attributable to Parent Company's Owners	62,956,442	385,651,034
Total Comprehensive Income Attributable to Non-controlling Interests	46,924	(163,720)
Operating segments | Bank
Disclosure of operating segments [line items]
Net Income from Interest	806,410,801	1,821,875,056
Net Fee Income	219,990,322	152,634,720
Net Income from Financial Instruments measured at Fair Value through Profit or Loss	111,138,193	118,119,413
Income from Derecognition of Assets Measured at Amortized Cost	25,432,573	131,684,928
Exchange Rate Differences on Foreign Currency	15,823,319	44,934,181
Other Operating Income	66,726,881	77,812,627
Insurance Business Result	0	0
Impairment Charge	(244,403,505)	(82,265,994)
Personnel Expenses	(167,677,182)	(133,954,251)
Administrative Expenses	(206,489,752)	(121,513,991)
Depreciation of Assets	(54,091,317)	(35,157,754)
Other Operating Expenses	(190,552,086)	(335,454,203)
Loss on Net Monetary Position	(310,235,555)	(1,033,790,952)
Operating Income	72,072,692	604,923,780
Share of Profit from Associates and Joint Ventures	(3,212,017)	4,079,580
Income before Taxes on Continuing Operations	68,860,675	609,003,360
Income Tax on Continuing Operations	(15,967,981)	(222,668,405)
Net Income from Continuing Operations	52,892,694	386,334,955
Net Income for The Period	52,892,694	386,334,955
Other Comprehensive Income (Loss)	(112,502,983)	35,359
Total Comprehensive Income Attributable to Parent Company's Owners	(56,110,552)	386,370,314
Total Comprehensive Income Attributable to Non-controlling Interests	(3,499,737)	0
Operating segments | Naranja X
Disclosure of operating segments [line items]
Net Income from Interest	264,581,127	297,260,168
Net Fee Income	147,203,669	100,283,321
Net Income from Financial Instruments measured at Fair Value through Profit or Loss	53,057,794	29,744,093
Income from Derecognition of Assets Measured at Amortized Cost	4,045,452	4,585,216
Exchange Rate Differences on Foreign Currency	(5,038,386)	4,142,646
Other Operating Income	42,589,324	26,215,887
Insurance Business Result	0	0
Impairment Charge	(156,254,542)	(61,543,207)
Personnel Expenses	(50,658,967)	(45,569,438)
Administrative Expenses	(52,907,851)	(50,238,200)
Depreciation of Assets	(7,452,828)	(7,390,568)
Other Operating Expenses	(79,910,730)	(68,261,009)
Loss on Net Monetary Position	(56,457,686)	(187,801,943)
Operating Income	102,796,376	41,426,966
Share of Profit from Associates and Joint Ventures	0	0
Income before Taxes on Continuing Operations	102,796,376	41,426,966
Income Tax on Continuing Operations	(38,602,676)	(6,154,640)
Net Income from Continuing Operations	64,193,700	35,272,326
Net Income for The Period	64,193,700	35,272,326
Other Comprehensive Income (Loss)	800,155	(642,954)
Total Comprehensive Income Attributable to Parent Company's Owners	64,913,839	34,629,372
Total Comprehensive Income Attributable to Non-controlling Interests	80,016	0
Operating segments | Insurance
Disclosure of operating segments [line items]
Net Income from Interest	10,308,910	18,206,265
Net Fee Income	0	0
Net Income from Financial Instruments measured at Fair Value through Profit or Loss	1,180,557	7,992,254
Income from Derecognition of Assets Measured at Amortized Cost	0	0
Exchange Rate Differences on Foreign Currency	2,235,395	8,459,387
Other Operating Income	3,725,984	6,823,647
Insurance Business Result	18,426,411	16,076,205
Impairment Charge	(90,524)	(964)
Personnel Expenses	(7,459,762)	(14,580,093)
Administrative Expenses	(2,875,389)	(10,443,230)
Depreciation of Assets	(31,687)	(2,700,466)
Other Operating Expenses	(13,246,445)	(90,552,844)
Loss on Net Monetary Position	(2,740,717)	(9,306,090)
Operating Income	9,432,733	(70,025,929)
Share of Profit from Associates and Joint Ventures	0	0
Income before Taxes on Continuing Operations	9,432,733	(70,025,929)
Income Tax on Continuing Operations	138,236	32,784,808
Net Income from Continuing Operations	9,570,969	(37,241,121)
Net Income for The Period	9,570,969	(37,241,121)
Other Comprehensive Income (Loss)	(3,112,422)	367,904
Total Comprehensive Income Attributable to Parent Company's Owners	6,409,894	(36,709,497)
Total Comprehensive Income Attributable to Non-controlling Interests	48,653	(163,720)
Operating segments | Other Businesses
Disclosure of operating segments [line items]
Net Income from Interest	2,083,845	(2,068,656)
Net Fee Income	79,839	1,345,689
Net Income from Financial Instruments measured at Fair Value through Profit or Loss	39,244,623	42,449,963
Income from Derecognition of Assets Measured at Amortized Cost	0	0
Exchange Rate Differences on Foreign Currency	3,048,099	(355,818)
Other Operating Income	61,193,750	38,493,755
Insurance Business Result	0	0
Impairment Charge	0	0
Personnel Expenses	(8,379,738)	(9,169,411)
Administrative Expenses	(6,161,898)	(4,519,302)
Depreciation of Assets	(450,699)	(474,167)
Other Operating Expenses	(12,893,634)	(10,739,505)
Loss on Net Monetary Position	(22,079,472)	(52,946,910)
Operating Income	55,684,715	2,015,638
Share of Profit from Associates and Joint Ventures	(530,537)	(6,266,082)
Income before Taxes on Continuing Operations	55,154,178	(4,250,444)
Income Tax on Continuing Operations	(18,152,789)	(4,242,874)
Net Income from Continuing Operations	37,001,389	(8,493,318)
Net Income for The Period	37,001,389	(8,493,318)
Other Comprehensive Income (Loss)	(126,094,604)	(535,730)
Total Comprehensive Income Attributable to Parent Company's Owners	(89,093,215)	(9,029,048)
Total Comprehensive Income Attributable to Non-controlling Interests	0	0
Adjustments
Disclosure of operating segments [line items]
Net Income from Interest	(14,269,583)	11,002,677
Net Fee Income	(5,539,065)	(748,400)
Net Income from Financial Instruments measured at Fair Value through Profit or Loss	15,732,979	85,184
Income from Derecognition of Assets Measured at Amortized Cost	0	0
Exchange Rate Differences on Foreign Currency	0	0
Other Operating Income	(8,342,898)	(3,461,666)
Insurance Business Result	9,443,631	2,966,379
Impairment Charge	0	0
Personnel Expenses	0	0
Administrative Expenses	1,881,176	175,685
Depreciation of Assets	0	0
Other Operating Expenses	62,821	0
Loss on Net Monetary Position	0	0
Operating Income	(1,030,939)	10,019,859
Share of Profit from Associates and Joint Ventures	0	0
Income before Taxes on Continuing Operations	(1,030,939)	10,019,859
Income Tax on Continuing Operations	0	0
Net Income from Continuing Operations	(1,030,939)	10,019,859
Net Income for The Period	(1,030,939)	10,019,859
Other Comprehensive Income (Loss)	141,285,407	370,034
Total Comprehensive Income Attributable to Parent Company's Owners	136,836,476	10,389,893
Total Comprehensive Income Attributable to Non-controlling Interests	$ 3,417,992	$ 0